Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PELOTON INTERACTIVE, INC. PAY VERSUS PERFORMANCE

In the Pay Versus Performance Table below, we provide information about the compensation of our named executive officers (“NEOs”) and the results of certain financial performance measures for each of the last five fiscal years. The amounts shown below are calculated in accordance with Rule 402(v) of Regulation
S-K
(the “PVP Rules”). For further information concerning our
pay-for-performance
philosophy and how we align executive compensation with our performance, refer to our CD&A.
Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the fiscal years shown. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjustments of the values of unvested and vested equity awards based on either their year-end
or vesting date stock prices and various accounting assumptions. “Compensation actually paid” generally fluctuates due to stock price performance, among other factors.

FISCAL YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO PETER STERN (2)	COMPENSATION ACTUALLY PAID TO PEO PETER STERN (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO JOHN FOLEY (2)	COMPENSATION ACTUALLY PAID TO PEO JOHN FOLEY (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO BARRY MCCARTHY (2)	COMPENSATION ACTUALLY PAID TO PEO BARRY MCCARTHY (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO KAREN BOONE (2)	COMPENSATION ACTUALLY PAID TO PEO KAREN BOONE (3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO CHRIS BRUZZO (2)	COMPENSATION ACTUALLY PAID TO PEO CHRIS BRUZZO (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (4)	PTON TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME ($M) (7)	FREE CASH FLOW ($M) (8)

2025	$18,236,835	$15,931,097	N/A	N/A	N/A	N/A	$2,311,292	$2,878,723	$1,471,120	$2,099,971	$ 6,417,348	$ 16,400,793	$ 12.01	$276.13	($118.9)	$323.7

2024	N/A	N/A	N/A	N/A	$ 9,515,710	($ 3,113,401)	$1,196,870	$ 921,875	$1,623,195	$1,158,539	$11,032,244	$ 4,093,377	$ 5.85	$243.25	($551.9)	($85.8)

2023	N/A	N/A	N/A	N/A	$ 1,094,631	($ 6,088,273)	N/A	N/A	N/A	N/A	$13,786,240	$ 4,246,646	$ 13.31	$168.27	($1,261.7)	($470.0)

2022	N/A	N/A	$16,091,152	($178,221,274)	$168,073,420	$ 32,829,750	N/A	N/A	N/A	N/A	$13,065,720	($ 80,153,488)	$ 15.89	$122.62	($2,827.7)	($2,357.4)

2021	N/A	N/A	$17,800,028	$ 240,323,250	N/A	N/A	N/A	N/A	N/A	N/A	$ 9,702,663	$ 153,043,140	$214.68	$150.35	($189.0)	($491.9)

(1)
Mr. Stern was appointed as the Company’s PEO effective from January 1, 2025. Karen Boone and Chris Bruzzo served as the Company’s
Co-PEOs
from May 2, 2024 to December 31, 2024 and November 1, 2024, respectively. Barry McCarthy served as the Company’s PEO from February 9, 2022 to May 2, 2024. John Foley served as the Company’s PEO for the entirety of Fiscal 2021 and during Fiscal 2022 to February 9, 2022 (together with Ms. Boone, Mr. Bruzzo and Mr. McCarthy, our “Former PEOs”).

The Company’s
“Non-PEO
NEOs” for the indicated fiscal years were as follows:

•	2025: Elizabeth Coddington, Jen Cotter, Nick Caldwell, Dion Camp Sanders and Andrew Rendich
•	2024: Elizabeth Coddington, Jen Cotter, Andrew Rendich, Nick Caldwell and Thomas Cortese
•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi and Kevin Cornils
•	2021: Jill Woodworth, William Lynch, Thomas Cortese and Hisao Kushi

(2)
Amounts reported in these columns represent the to
tal
compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of (i) PEO, (ii) our Former PEOs and (iii) the average for the applicable
Non-PEO
NEOs.

(3)
Amounts reported in these columns represent the compensation actually paid to (i) our PEO and (ii) our Former PEOs for the indicated fiscal year, as calculated under the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2025. Information for Fiscal 2024 is included in our proxy statement filed with the SEC on October 22, 2024 and information for Fiscal 2021 to Fiscal 2023 is included in our proxy state me
nt filed with the SEC on October 26, 20
2
3.

		PEO (PETER STERN)	FORMER PEO (KAREN BOONE)	FORMER PEO (CHRIS BRUZZO)

		2025	2025	2025

	Summary Compensation Table—Total Com pe nsation	$ 18,236,835	$ 2,311,292	$ 1,471,120

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($15,792,378)	($1,059,830)	($ 571,426)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 13,486,640	$ 81,115	$ 93,197

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$ 0	$ 0	$ 199,107

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$ 1,394,972	$ 765,564

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 0	$ 151,174	$ 189,667

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	($ 47,259)

=	Compensation Actually Paid	$ 15,931,097	$ 2,878,723	$ 2,099,971
For purposes of calculating compensation actually paid, compensation related to equity awards was remeasured. For RSUs and PSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end
date or, in the case of vested awards, the closing price on the vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end
date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility and the expected risk-free rate. The valuation assumptions used to calculate the fair value of equity awards were methodologically consistent with those used to calculate the grant date fair value of such awards.
For Ms. Boone and Mr. Bruzzo, the Fiscal 2025 equity awards include awards granted in connection with their service as interim
Co-PEOs
and awards granted in connection with their service as
non-employee
directors. The
non-employee
director awards, which are reported in the All Other Compensation column of the Summary Compensation Table, are included with the interim
Co-PEO
awards for purposes of calculating compensation actually paid.

(4)
Amounts reported are the “compensation actually paid” to the
Non-PEO
NEOs in the indicated fiscal year, as computed in accordance with the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2025 based on the average compensation for such NEOs. Information for Fiscal 2024 is included in our proxy statement filed with the SEC on October 22, 2024 and information for Fiscal 2021 to Fiscal 2023 is included in our proxy statement filed with the SEC on October 26, 2023.

NEO AVERAGE

2025

	Summary Compensation Table—Total Compensation	$ 6,417,348

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($ 5,178,948)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 5,590,102

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$ 4,511,304

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 2,703,760

+	Change in Fair Value as of Vesting Date of Stock Awards and Op tio n Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 2,357,226

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0

=	Compensation Actually Paid	$ 16,400,793
We used the same assumptions relating
t
o remeasurement of equity award compensation as disclosed above in footnote (3).

(5)
Our total shareholder return (“TSR”) assumes $100 was invested in our com
mon stock on June 30, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performa
n
ce.

(6)
We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form
10-K
for the fiscal year ended June 30, 2025 pursuant to Item 201(e) of Regulation
S-K.
This calculation assumes that $100 was invested in this index on June 30, 2020 and that any dividends are reinvested.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	We define Free Cash Flow as net cash provided by (used in) operating activities less capital expenditures. Please see the CD&A and Appendix A for additional information.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
The Company’s
“Non-PEO
NEOs” for the indicated fiscal years were as follows:

•	2025: Elizabeth Coddington, Jen Cotter, Nick Caldwell, Dion Camp Sanders and Andrew Rendich
•	2024: Elizabeth Coddington, Jen Cotter, Andrew Rendich, Nick Caldwell and Thomas Cortese
•	2023: Elizabeth Coddington, Leslie Berland, Jen Cotter, Thomas Cortese and John Foley
•	2022: Jill Woodworth, Elizabeth Coddington, William Lynch, Thomas Cortese, Hisao Kushi and Kevin Cornils
•	2021: Jill Woodworth, William Lynch, Thomas Cortese and Hisao Kushi

Peer Group Issuers, Footnote	We use the Nasdaq Computer Index for purposes of comparing our TSR to the TSR of a peer group or index (the “Peer Group TSR”), as disclosed in our Annual Report on Form
10-K
for the fiscal year ended June 30, 2025 pursuant to Item 201(e) of Regulation
S-K.
	This calculation assumes that $100 was invested in this index on June 30, 2020 and that any dividends are reinvested.
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent the compensation actually paid to (i) our PEO and (ii) our Former PEOs for the indicated fiscal year, as calculated under the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2025. Information for Fiscal 2024 is included in our proxy statement filed with the SEC on October 22, 2024 and information for Fiscal 2021 to Fiscal 2023 is included in our proxy state me
nt filed with the SEC on October 26, 20
2
3.

		PEO (PETER STERN)	FORMER PEO (KAREN BOONE)	FORMER PEO (CHRIS BRUZZO)

		2025	2025	2025

	Summary Compensation Table—Total Com pe nsation	$ 18,236,835	$ 2,311,292	$ 1,471,120

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($15,792,378)	($1,059,830)	($ 571,426)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 13,486,640	$ 81,115	$ 93,197

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$ 0	$ 0	$ 199,107

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$ 1,394,972	$ 765,564

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 0	$ 151,174	$ 189,667

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	($ 47,259)

=	Compensation Actually Paid	$ 15,931,097	$ 2,878,723	$ 2,099,971

Non-PEO NEO Average Total Compensation Amount	$ 6,417,348	$ 11,032,244	$ 13,786,240	$ 13,065,720	$ 9,702,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,400,793	4,093,377	4,246,646	(80,153,488)	153,043,140
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported are the “compensation actually paid” to the
Non-PEO
NEOs in the indicated fiscal year, as computed in accordance with the PVP Rules. The table below reconciles total compensation as reported in the Summary Compensation Table with compensation actually paid for Fiscal 2025 based on the average compensation for such NEOs. Information for Fiscal 2024 is included in our proxy statement filed with the SEC on October 22, 2024 and information for Fiscal 2021 to Fiscal 2023 is included in our proxy statement filed with the SEC on October 26, 2023.

NEO AVERAGE

2025

	Summary Compensation Table—Total Compensation	$ 6,417,348

–	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($ 5,178,948)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$ 5,590,102

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$ 4,511,304

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 2,703,760

+	Change in Fair Value as of Vesting Date of Stock Awards and Op tio n Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ 2,357,226

–	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0

=	Compensation Actually Paid	$ 16,400,793

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	FINANCIAL PERFORMANCE MEASURE
•	Free Cash Flow

Total Shareholder Return Amount	$ 12.01	5.85	13.31	15.89	214.68
Peer Group Total Shareholder Return Amount	276.13	243.25	168.27	122.62	150.35
Net Income (Loss)	$ (118,900,000)	$ (551,900,000)	$ (1,261,700,000)	$ (2,827,700,000)	$ (189,000,000)
Company Selected Measure Amount	323,700,000	(85,800,000)	(470,000,000)	(2,357,400,000)	(491,900,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Peter Stern [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,236,835
PEO Actually Paid Compensation Amount	$ 15,931,097
PEO Name	Mr. Stern
Karen Boone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,311,292	$ 1,196,870
PEO Actually Paid Compensation Amount	$ 2,878,723	921,875
PEO Name	Karen Boone
Chris Bruzzo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,471,120	1,623,195
PEO Actually Paid Compensation Amount	$ 2,099,971	1,158,539
PEO Name	Chris Bruzzo
Barry McCarthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,515,710	$ 1,094,631	$ 168,073,420
PEO Actually Paid Compensation Amount		$ (3,113,401)	$ (6,088,273)	32,829,750
PEO Name	Barry McCarthy
John Foley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				16,091,152	$ 17,800,028
PEO Actually Paid Compensation Amount				$ (178,221,274)	$ 240,323,250
PEO Name	John Foley
PEO | Peter Stern [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,792,378)
PEO | Peter Stern [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,486,640
PEO | Peter Stern [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter Stern [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter Stern [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter Stern [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Karen Boone [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,830)
PEO | Karen Boone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,115
PEO | Karen Boone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Karen Boone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,394,972
PEO | Karen Boone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,174
PEO | Karen Boone [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chris Bruzzo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(571,426)
PEO | Chris Bruzzo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,197
PEO | Chris Bruzzo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,107
PEO | Chris Bruzzo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	765,564
PEO | Chris Bruzzo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,667
PEO | Chris Bruzzo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,259)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,178,948)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,590,102
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,511,304
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,703,760
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,357,226
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0